Consolidated Condensed Interim Statements of Financial Position - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Current
Cash	$ 116,908	$ 1,150,891
Accounts receivable, net of allowances	941,620	2,831,942
Current portion of finance lease receivables	47,227	111,529
Inventory	31,723,045	32,010,631
Prepaids and deposits	383,869	748,362
Total current assets	33,212,669	36,853,355
Non-current
Finance lease receivables	115,718	1,046,855
Right of use assets	3,572,900	4,124,563
Property and equipment	2,048,362	2,763,525
Restricted deposit	424,812	414,985
Other assets	0	1
Total assets	39,374,461	45,203,284
Current
Line of credit	6,959,114	7,463,206
Term loan facility	4,153,816	2,267,897
Accounts payable and accrued liabilities	2,520,993	2,977,251
Current portion of deferred revenue	7,539,289	7,066,145
Current portion of lease liabilities	303,550	630,207
Current portion of loans payable to related parties	765,183	0
Current portion of warranty liability	744,074	750,806
Current portion of contingent liability	136,078	136,078
Total current liabilities	23,122,097	21,291,590
Non-current
Deferred revenue	2,876,240	2,876,240
Lease liabilities	3,813,371	4,006,004
Contingent liability	1,255,668	1,255,668
Loans payable to related parties	2,511,991	2,432,180
Other liabilities	21,416	25,699
Warranty liability	1,619,852	1,749,084
Total liabilities	35,220,635	33,636,465
Equity
Share capital	78,088,667	76,393,993
Reserves	15,073,287	14,305,642
Accumulated other comprehensive loss	(57,251)	(111,896)
Accumulated deficit	(88,950,877)	(79,020,920)
Total equity	4,153,826	11,566,819
Total liabilities and equity	$ 39,374,461	$ 45,203,284